Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Jan. 29, 2012
Summary of Quarterly Consolidated Results of Operations

The following is a summary of the quarterly consolidated results of operations for the fiscal years ended January 29, 2012 and January 30, 2011 (amounts in millions):

	Net Sales	Gross Profit	Net Income (Loss)
Fiscal Year Ended January 29, 2012:
First Quarter	$1,608	$460	$(164)
Second Quarter	1,875	533	(101)
Third Quarter	1,893	535	(105)
Fourth Quarter	1,652	486	(173)

Fiscal Year 2011	$7,028	$2,014	$(543)
Fiscal Year Ended January 30, 2011:
First Quarter	$1,552	$443	$(202)
Second Quarter	1,719	488	(115)
Third Quarter	1,724	488	(99)
Fourth Quarter	1,454	422	(203)

Fiscal Year 2010	$6,449	$1,841	$(619)

Summary of Changes to Previously Reported Quarterly Financial Data

The following is a summary of the changes to the previously reported quarterly financial data in order to conform presentation to reflect discontinued operations (amounts in millions):

	Net Sales	Gross Profit	Net Income (Loss)
Fiscal Year Ended January 29, 2012:
First Quarter	$(280)	$(67)	$—
Second Quarter	(282)	(68)	—
Third Quarter	(182)	(45)	—
Fourth Quarter	(174)	(39)	—

Fiscal Year 2011	$(918)	$(219)	$—

Fiscal Year Ended January 30, 2011:
First Quarter	$(259)	$(59)	$—
Second Quarter	(255)	(59)	—
Third Quarter	(269)	(60)	—
Fourth Quarter	(245)	(58)	—

Fiscal Year 2010	$(1,028)	$(236)	$—